Basis Of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation
2.	Basis of Presentation

The accompanying condensed consolidated balance sheet as of September 30, 2011, the condensed consolidated statements of operations for the three months ended September 30, 2011 and 2010, the condensed consolidated statements of cash flows for the three months ended September 30, 2011 and 2010, and the condensed consolidated statement of equity (deficit) for the three months ended September 30, 2011 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position as of September 30, 2011, the results of operations for the three months ended September 30, 2011 and 2010, cash flows for the three months ended September 30, 2011 and 2010 and the condensed consolidated statement of equity (deficit) for the three months ended September 30, 2011. The results of the three month period ended September 30, 2011 are not necessarily indicative of the results to be expected for the year ending June 30, 2012 or for any other interim period or for any other future fiscal year. The consolidated balance sheet as of June 30, 2011 has been derived from the audited consolidated financial statements at that date.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the Securities Exchange Act of 1934, as amended ("Exchange Act"). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these statements include all adjustments (consisting of normal recurring adjustments) considered necessary to present a fair statement of our consolidated results of operations, financial position and cash flows. Preparation of the Company's financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and footnotes. Actual results could differ from those estimates. This quarterly report on Form 10-Q should be read in conjunction with the financial statements and the notes thereto included in the Company's latest annual report on Form 10-K filed on October 7, 2011 which contains the Company's audited financial statements for the fiscal year ended June 30, 2011.

2.    Basis of Presentation

The consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies that the Company owns, directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.